Right-of-use assets - Schedule of Right-of-Use Assets (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	SFr 151.6	SFr 177.9
Lease modification	2.0	(45.5)
Additions	103.4	43.4
Disposals	(0.4)	(1.6)
Depreciation	(32.9)	(23.0)
Currency Translation	(9.8)	0.4
Right-of-use assets ending balance	214.0	151.6
Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	192.7	200.2
Right-of-use assets ending balance	283.1	192.7
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(41.1)	(22.3)
Right-of-use assets ending balance	(69.1)	(41.1)
Storage
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	16.8	72.9
Lease modification	(2.1)	(52.4)
Additions	66.0	0.0
Disposals	(0.1)	0.0
Depreciation	(11.8)	(7.1)
Currency Translation	(3.3)	3.4
Right-of-use assets ending balance	65.3	16.8
Storage | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	28.7	77.9
Right-of-use assets ending balance	87.5	28.7
Storage | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(11.9)	(5.0)
Right-of-use assets ending balance	(22.1)	(11.9)
Stores & showrooms
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	37.9	11.9
Lease modification	3.3	1.7
Additions	27.1	31.7
Disposals	0.0	(0.1)
Depreciation	(9.2)	(5.2)
Currency Translation	(4.1)	(2.0)
Right-of-use assets ending balance	55.1	37.9
Stores & showrooms | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	45.6	14.8
Right-of-use assets ending balance	70.5	45.6
Stores & showrooms | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(7.7)	(3.0)
Right-of-use assets ending balance	(15.4)	(7.7)
Offices
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	94.2	91.9
Lease modification	0.7	5.1
Additions	8.0	8.2
Disposals	0.0	(1.3)
Depreciation	(10.0)	(9.0)
Currency Translation	(2.1)	(0.8)
Right-of-use assets ending balance	90.8	94.2
Offices | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	111.0	102.9
Right-of-use assets ending balance	116.9	111.0
Offices | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(16.8)	(11.0)
Right-of-use assets ending balance	(26.1)	(16.8)
Cars
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	2.8	1.2
Lease modification	0.0	0.0
Additions	2.3	3.6
Disposals	(0.3)	(0.2)
Depreciation	(1.9)	(1.7)
Currency Translation	(0.2)	(0.1)
Right-of-use assets ending balance	2.8	2.8
Cars | Gross carrying amount
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	7.4	4.5
Right-of-use assets ending balance	8.1	7.4
Cars | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets beginning balance	(4.6)	(3.3)
Right-of-use assets ending balance	SFr (5.4)	SFr (4.6)